Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0001169583
Registrant Name	AETOS LONG/SHORT STRATEGIES FUND LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES